Debt - Summary of debt outstanding (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Nov. 01, 2016 USD ($)
Debt Instrument [Line Items]
Debt related to senior notes	$ 1,384,824		$ 1,273,883
Debt related to capital efficient notes	70,989		70,989
Senior Notes | Notes Issued By Partner Re Finance A LLC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument				$ 250,000
Stated interest rate of debt instrument				6.875%
Senior Notes | Notes Issued By Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 500,000
Stated interest rate of debt instrument	5.50%	5.50%
Debt instrument issuance date	Mar. 10, 2010
Maturity date	Jun. 01, 2020
Senior Notes | Notes Issued By Partner Re Ireland dac [Domain]
Debt Instrument [Line Items]
Debt instrument issuance date	Sep. 15, 2016
Senior Notes | Notes Issued By Partner Re Finance II Inc [Member]
Debt Instrument [Line Items]
Debt instrument issuance date	Nov. 07, 2006
2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member]
Debt Instrument [Line Items]
Face amount of debt instrument | €		€ 750,000
Stated interest rate of debt instrument	1.25%	1.25%
Maturity date	Sep. 15, 2026
Capital efficient notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 63,384
Carrying Value
Debt Instrument [Line Items]
Debt related to senior notes	1,384,824		1,273,883
Carrying Value | Senior Notes | Notes Issued By Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Debt related to senior notes	500,000		500,000
Carrying Value | 2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member]
Debt Instrument [Line Items]
Debt related to senior notes	884,824		773,883
Carrying Value | Capital efficient notes
Debt Instrument [Line Items]
Debt related to capital efficient notes	70,989		70,989
Fair Value | Significant other observable inputs (Level 2)
Debt Instrument [Line Items]
Debt related to senior notes	1,416,896		1,300,644
Fair Value | Significant other observable inputs (Level 2) | Senior Notes | Notes Issued By Partner Re Finance B LLC [Member]
Debt Instrument [Line Items]
Debt related to senior notes	534,179		547,145
Fair Value | Significant other observable inputs (Level 2) | 2016 Euro Senior Notes | PartnerRe Ireland Finance DAC [Member]
Debt Instrument [Line Items]
Debt related to senior notes	882,717		753,499
Fair Value | Significant other observable inputs (Level 2) | Capital efficient notes
Debt Instrument [Line Items]
Debt related to capital efficient notes	$ 61,271		$ 66,817